Derivative Instruments - Summary of Interest Rate Swap Positions (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2016
Minimum [Member]
Derivative [Line Items]
Margin on variable-rate debt		0.30%
Maximum [Member]
Derivative [Line Items]
Margin on variable-rate debt		2.00%
U.S. Dollar-denominated interest rate swaps one [Member]
Derivative [Line Items]
Principal Amount		$ 200,000,000
Fair Value / Carrying Amount of Asset (Liability)		$ 397,000
Remaining Term (years)		4 years
Fixed Interest Rate		1.46%
U.S. Dollar-denominated interest rate swaps two [Member]
Derivative [Line Items]
Principal Amount		$ 150,000,000
Fair Value / Carrying Amount of Asset (Liability)		$ 1,479,000
Remaining Term (years)		4 years
Fixed Interest Rate		1.55%
U.S. Dollar-denominated interest rate swaps three [Member]
Derivative [Line Items]
Principal Amount		$ 50,000,000
Fair Value / Carrying Amount of Asset (Liability)		$ 1,267,000
Remaining Term (years)		4 years
Fixed Interest Rate		1.16%
TTOL [Member] | Time-charter Swap [Member]
Derivative [Line Items]
Sale price of contract	$ 2,100,000